PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Change in Decommissioning Liabilities
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2024	2023
Balance, beginning of the year	$726	$314
Acquisitions through business combinations	—	221
Disposals(1)	(278)	(1)
Accretion	20	11
Changes in estimates(2)	(88)	169
Foreign exchange and other	9	12
Balance, end of the year	$389	$726
(1)Includes $239 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.
(2)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.